SCHEDULE OF LONG-TERM INVESTMENTS (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Investments, All Other Investments [Abstract]
Equity method investments, net	$ 760,713	$ 696,618	$ 573,906	$ 281,698
Equity investments using the measurement alternative	997,802	973,843
Long-term investment, net	$ 1,758,515	$ 1,670,461